Subsequent Events (Details)			1 Months Ended	3 Months Ended	6 Months Ended
	Aug. 07, 2023 USD ($) $ / shares shares	Jul. 14, 2023 USD ($)	Aug. 04, 2023 Vessel m³	Jun. 30, 2023 Vessel	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Subsequent Events [Abstract]
Dividends paid					$ 931,034	$ 0
Number of vessels acquired | Vessel				2
Subsequent Event [Member]
Subsequent Events [Abstract]
Number of vessels acquired | Vessel			2
Vessel capacity | m³			5,000
Subsequent Event [Member] | Related Party [Member] | Castor [Member] | Series A Preferred Shares [Member]
Subsequent Events [Abstract]
Dividends paid		$ 350,000
Subsequent Event [Member] | Related Party [Member] | Castor [Member] | Series D Preferred Stock [Member]
Subsequent Events [Abstract]
Number of shares to be purchased (in shares) | shares	50,000
Purchase price (in dollars per share) | $ / shares	$ 1,000
Total investment	$ 50,000,000
Preferred stock, dividend rate	5.00%
Conversion price (in dollars per share) | $ / shares	$ 0.7
Period used to determine weighted average price for conversion	5 days
Dividend rate multiplier	1.3
Subsequent Event [Member] | Related Party [Member] | Castor [Member] | Series D Preferred Stock [Member] | Maximum [Member]
Subsequent Events [Abstract]
Preferred stock, dividend rate	20.00%